Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2021 $	2020 $	2019 $
Net income (loss) attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	(102,671)	(129,749)	(372,561)
- Discontinued operations - basic and diluted	110,477	46,816	61,984
	7,806	(82,933)	(310,577)

Weighted average number of common shares (1)	102,148,629	101,053,095	100,719,224
Common stock and common stock equivalents	102,148,629	101,053,095	100,719,224

Net income (loss) per common share
- Continuing operations - basic and diluted	(1.01)	(1.28)	(3.70)
- Discontinued operations - basic and diluted	1.08	0.46	0.62
- Basic and diluted	0.08	(0.82)	(3.08)